Future Contract Benefit (Summary of Discounted and Undiscounted Expected Future Gross premiums and Expected Future Benefit Payments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Traditional Life [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	$ 13,640	$ 13,025
Expected future gross premiums, undiscounted	13,945	14,658
Expected future gross premiums, discounted	9,475	11,624
Expected future benefit payments, Discounted	9,572	11,008
Payout Annuities [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	3,472	3,467
Expected future benefit payments, Discounted	2,004	2,512
Group Protection Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, undiscounted	7,063	6,663
Expected future benefit payments, Discounted	$ 6,059	$ 5,674